Fair value measurement	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Fair value measurement
25.	Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants at the measurement date. A three-level hierarchy is used to measure fair value, as shown below:

•	Level 1—Quoted prices (unadjusted) in active markets for identical assets and liabilities.

•	Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices).

•	Level 3—Inputs for the assets and liabilities that are not based on observable market data (that is, unobservable inputs).

At December 31, 2017, PagSeguro Group had financial investments whose fair value adjustments is classified as Level 1. PagSeguro Group did not have any other assets measured at fair value in 2017.

There were no transfers between Levels 1, 2 and 3 during the year ended December 31, 2018.